UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Cash and cash equivalents	$ 4,004,126		$ 7,600,300		$ 5,362,101
Restricted cash	140		138		0
Short-term investments	1,989,712		3,094,208		1,131,267
Inventories, net	2,254,471		1,800,020		1,963,166
Due from related parties	3,418,847		3,197,017		366,761
Long-term accounts receivable, net - current portion	84,279		82,681		0
Long-term other receivable, net - current portion	64,383		89,050		0
Finance receivables, net - current portion	55,328		70,801		100,564
Prepaid expenses and other current assets, net	1,941,725		1,363,793		1,923,001
Property and equipment, net	379,438		385,415		599,831
Right-of-use assets, net	377,626		434,188		346,995
Deferred tax assets, net	6,375		5,613		47,585
Long-term other receivable, net - non-current portion	414,589		591,803		0
Finance receivables, net - non-current portion	41,724		46,852		96,961
Other non-current assets, net	211,371		374,201		324,723
Short-term bank loan	140,445		137,781		0
Convertible note payable	1,769,482		2,391,945		0
Derivative liability	293,641		2,032,530		0
Deferred revenue	1,092,527		999,182		598,661
Payroll payable	327,940		294,669		233,556
Taxes payable	240,324		218,342		268,710
Accrued expenses and other current liabilities	131,355		233,883		105,159
Deferred tax liabilities	5,843		6,964		78
Operating lease liabilities - current portion	292,072		275,213		248,562
Operating lease liabilities - non-current portion	202,158		258,974		186,833
Long-term accounts receivable, net - non-current portion			0		197,005
Other long-term payable			0		6,313
Nonrelated Party
Accounts receivable	4,629,500		3,976,391		4,967,146
Advance to vendors	2,691,484		1,451,280		1,837,209
Accounts payable	1,381,281		1,003,053		922,195
Related Party
Accounts receivable	77,818		245,492		232,620
Advance to vendors	312,417		50		189,733
Due from related parties	3,418,847		3,197,017		366,761
Accounts payable	24,137		140,261		1,387
Due to related parties	374,342		132,620		7,348
Due to a related party - non-current	94,098		126,759		0
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents	2,287,645		3,745,251		5,310,244
Restricted cash	140		138		0
Short-term investments	1,989,475		3,093,976		1,131,267
Inventories, net	1,787,072		1,584,425		1,963,166
Due from related parties	1,322,071		1,240,828		313,765
Long-term accounts receivable, net - current portion	84,279		82,681		0
Long-term other receivable, net - current portion	64,383		89,050		0
Finance receivables, net - current portion	55,328		70,801		100,564
Prepaid expenses and other current assets, net	1,513,193		1,112,065		1,895,276
Property and equipment, net	290,415		352,212		599,831
Right-of-use assets, net	104,472		104,390		346,995
Deferred tax assets, net	6,375		5,613		47,585
Long-term other receivable, net - non-current portion	414,589		591,803		0
Finance receivables, net - non-current portion	41,724		46,852		96,961
Other non-current assets, net	211,371		374,201		324,723
Short-term bank loan	140,445		137,781		0
Convertible note payable	0		0		0
Derivative liability	0		0		0
Deferred revenue	950,081		876,905		598,661
Payroll payable	255,727		223,035		233,556
Taxes payable	237,176		251,185		268,710
Due to related parties	106,012		121,825
Accrued expenses and other current liabilities	101,046		90,676		105,159
Deferred tax liabilities	5,281		6,413		78
Operating lease liabilities - current portion	163,112		150,615		248,562
Operating lease liabilities - non-current portion	69,200		64,797		186,833
Long-term accounts receivable, net - non-current portion			0		197,005
Other long-term payable			0		6,313
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party
Accounts receivable	4,191,754		3,809,698		4,967,146
Advance to vendors	2,586,751		1,289,198		1,837,209
Accounts payable	939,900		787,746		922,195
Variable Interest Entity, Primary Beneficiary [Member] | Related Party
Accounts receivable	77,818		245,492		232,620
Advance to vendors	312,417		50		189,733
Accounts payable	24,137		140,261		1,387
Due to related parties	106,012		121,825		7,348
Due to a related party - non-current	$ 0		$ 0		$ 0
Class A ordinary share
Ordinary share par value (in Dollars per share)	$ 0.0016	[1]	$ 0.0016	[2]	$ 0.0016	[2]
Ordinary share shares authorized (in Shares)	112,500,000,000	[1]	112,500,000,000	[2]	112,500,000,000	[2]
Ordinary share shares issued (in Shares)	1,489,885	[1]	1,115,172	[2]	914,313	[2]
Ordinary share shares outstanding (in Shares)	1,489,885	[1]	1,115,172	[2]	914,313	[2]
Class B ordinary share
Ordinary share par value (in Dollars per share)	$ 0.0016	[1]	$ 0.0016	[2]	$ 0.0016	[2]
Ordinary share shares authorized (in Shares)	12,500,000,000	[1]	12,500,000,000	[2]	12,500,000,000	[2]
Ordinary share shares issued (in Shares)	366,000	[1]	366,000	[2]	366,000	[2]
Ordinary share shares outstanding (in Shares)	366,000	[1]	366,000	[2]	366,000	[2]

[1]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 20).
[2]	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 21).